INTANGIBLE ASSETS AND GOODWILL - Schedule of intangible assets (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 12,704,626
Ending Balance	10,957,961	$ 12,704,626
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	15,650,266	13,608,504
Additions from acquisitions		3,578,022
Impairment of intangibles		(1,536,260)
Category reclassification	0
Classified as held for sale	(400,008)
Disposals	117,737
Ending Balance	15,132,521	15,650,266
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(2,945,640)	(239,924)
Amortization expense	(1,464,529)	(2,705,716)
Category reclassification	0
Classified as held for sale	217,872
Disposals	(17,737)
Ending Balance	(4,174,560)	(2,945,640)
Licenses
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	10,261,176
Ending Balance	8,719,046	10,261,176
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	12,703,398	12,060,274
Additions from acquisitions		1,071,750
Impairment of intangibles	0	(428,626)
Category reclassification	(337,082)
Classified as held for sale	(224,840)
Ending Balance	12,141,476	12,703,398
Licenses | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(2,442,222)	(214,171)
Amortization expense	(1,154,808)	(2,228,051)
Category reclassification	76,557
Classified as held for sale	98,043
Disposals	0
Ending Balance	(3,422,430)	(2,442,222)
Branding
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	906,750
Ending Balance	711,697	906,750
Branding | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	940,045	0
Additions from acquisitions		1,331,804
Impairment of intangibles		(391,759)
Category reclassification	46,674
Classified as held for sale	0
Disposals	117,737
Ending Balance	868,982	940,045
Branding | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(33,295)	0
Amortization expense	(95,053)	(33,295)
Category reclassification	(46,674)
Classified as held for sale	0
Disposals	(17,737)
Ending Balance	(157,285)	(33,295)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,529,725
Ending Balance	1,527,218	1,529,725
Customer relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,999,040	1,540,447
Additions from acquisitions		1,174,468
Impairment of intangibles		(715,875)
Category reclassification	287,249
Classified as held for sale	(164,226)
Disposals	0
Ending Balance	2,122,063	1,999,040
Customer relationships | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(469,315)	(25,674)
Amortization expense	(213,939)	(443,641)
Category reclassification	(26,845)
Classified as held for sale	115,254
Disposals	0
Ending Balance	(594,845)	(469,315)
Start up costs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	6,975
Ending Balance	0	6,975
Start up costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	7,783	7,783
Additions from acquisitions		0
Impairment of intangibles		0
Category reclassification	3,159
Classified as held for sale	(10,942)
Disposals	0
Ending Balance	0	7,783
Start up costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(808)	(79)
Amortization expense	(729)	(729)
Category reclassification	(3,038)
Classified as held for sale	4,575
Disposals	0
Ending Balance	$ 0	$ (808)